UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     August 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $56,036 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      750    21650 SH       DEFINED                 21650        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     3673   124700 SH       DEFINED                124700        0        0
ASHLAND INC NEW                COM              044209104     1959    30300 SH       DEFINED                 30300        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      262     4350 SH       DEFINED                  4350        0        0
CALGON CARBON CORP             COM              129603106     1530    90000 SH       DEFINED                 90000        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      479    25600 SH       DEFINED                 25600        0        0
CANADIAN SOLAR INC             COM              136635109      472    41000 SH       DEFINED                 41000        0        0
CHEVRON CORP NEW               COM              166764100      326     3171 SH       DEFINED                  3171        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      599    29000 SH       DEFINED                 29000        0        0
DANAHER CORP DEL               COM              235851102     4261    80400 SH       DEFINED                 80400        0        0
DELL INC                       COM              24702R101      267    16000 SH       DEFINED                 16000        0        0
ELSTER GROUP SE                SPONSORED ADR    290348101      664    40500 SH       DEFINED                 40500        0        0
FLOWSERVE CORP                 COM              34354P105     1798    16370 SH       DEFINED                 16370        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103      381    15277 SH       DEFINED                 15277        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108      492    11560 SH       DEFINED                 11560        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      639    24230 SH       DEFINED                 24230        0        0
HAWAIIAN ELEC INDUSTRIES       COM              419870100      441    18346 SH       DEFINED                 18346        0        0
HEALTH NET INC                 COM              42222G108      575    17931 SH       DEFINED                 17931        0        0
HEWLETT PACKARD CO             COM              428236103      574    15768 SH       DEFINED                 15768        0        0
ICF INTL INC                   COM              44925C103      513    20230 SH       DEFINED                 20230        0        0
IDEX CORP                      COM              45167R104     2022    44100 SH       DEFINED                 44100        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103      486    23200 SH       DEFINED                 23200        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      455     2655 SH       DEFINED                  2655        0        0
ITC HLDGS CORP                 COM              465685105      502     7000 SH       DEFINED                  7000        0        0
ITRON INC                      COM              465741106      623    12938 SH       DEFINED                 12938        0        0
ITT CORP NEW                   COM              450911102     6924   117500 SH       DEFINED                117500        0        0
JOHNSON CTLS INC               COM              478366107      485    11650 SH       DEFINED                 11650        0        0
KIMBERLY CLARK CORP            COM              494368103      355     5336 SH       DEFINED                  5336        0        0
LAYNE CHRISTENSEN CO           COM              521050104      768    25300 SH       DEFINED                 25300        0        0
LIMITED BRANDS INC             COM              532716107      286     7436 SH       DEFINED                  7436        0        0
LINDSAY CORP                   COM              535555106      791    11500 SH       DEFINED                 11500        0        0
MASTEC INC                     COM              576323109      296    15000 SH       DEFINED                 15000        0        0
MCDONALDS CORP                 COM              580135101      207     2456 SH       DEFINED                  2456        0        0
MICROSOFT CORP                 COM              594918104      418    16090 SH       DEFINED                 16090        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      390    98100 SH       DEFINED                 98100        0        0
MYLAN INC                      COM              628530107      411    16650 SH       DEFINED                 16650        0        0
NALCO HOLDING COMPANY          COM              62985Q101     2957   106333 SH       DEFINED                106333        0        0
NORTHEAST UTILS                COM              664397106      721    20510 SH       DEFINED                 20510        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      503     4831 SH       DEFINED                  4831        0        0
ORMAT TECHNOLOGIES INC         COM              686688102      203     9243 SH       DEFINED                  9243        0        0
PALL CORP                      COM              696429307     4228    75200 SH       DEFINED                 75200        0        0
PENTAIR INC                    COM              709631105     2155    53400 SH       DEFINED                 53400        0        0
PEPCO HOLDINGS INC             COM              713291102      510    26000 SH       DEFINED                 26000        0        0
PFIZER INC                     COM              717081103      521    25306 SH       DEFINED                 25306        0        0
PROCTER & GAMBLE CO            COM              742718109      527     8292 SH       DEFINED                  8292        0        0
REYNOLDS AMERICAN INC          COM              761713106      480    12950 SH       DEFINED                 12950        0        0
ROBBINS & MYERS INC            COM              770196103     1472    27867 SH       DEFINED                 27867        0        0
ROPER INDS INC NEW             COM              776696106      658     7900 SH       DEFINED                  7900        0        0
RUBICON TECHNOLOGY INC         COM              78112T107      219    13000 SH       DEFINED                 13000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109      450    10500 SH       DEFINED                 10500        0        0
TETRA TECH INC NEW             COM              88162G103     1533    68100 SH       DEFINED                 68100        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      312     6470 SH       DEFINED                  6470        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     1146    17800 SH       DEFINED                 17800        0        0
TRINA SOLAR LIMITED            SPON ADR         89628E104      314    14000 SH       DEFINED                 14000        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102      675    19054 SH       DEFINED                 19054        0        0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103      378    41000 SH       DEFINED                 41000        0        0